(Loss) Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
Net (loss) income	$ (22,380)	$ (5,240)	$ (56,144)	$ 58,743
Weighted average number of common shares – basic (shares)	179,224,094	170,059,360	178,853,698	169,967,796
Dilutive effect of stock-based awards (shares)	0	0	0	266,119
Weighted average number of common shares – diluted (shares)	179,224,094	170,059,360	178,853,698	170,233,915
(Loss) earnings per common share:
– Basic (usd per share)	$ (0.12)	$ (0.03)	$ (0.31)	$ 0.35
– Diluted (usd per share)	$ (0.12)	$ (0.03)	$ (0.31)	$ 0.35